Plant and equipment (Tables)	9 Months Ended
Sep. 30, 2019
Plant and equipment
Schedule of plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling and
	equipment	software	Vehicles	Improvements	use assets	molds	Total

Cost:
At December 31, 2017	290,843	73,654	390,050	101,200	—	914,060	1,769,807
Additions	203,644	59,749	—	283,141	—	3,635,888	4,182,422
Disposals	—	—	(2,001)	—	—	—	(2,001)
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	75,982	93,128	—	116,665	2,085,844	3,271,043	5,640,512
Disposals	—	(2,150)	—	—	—	—	(2,150)
September 30, 2019	570,469	224,381	388,049	501,006	2,085,844	7,820,991	11,590,740

Amortization:
At December 31, 2017	188,606	27,147	85,764	74,607	—	—	376,124
Charge for the year	42,192	38,542	129,487	40,117	—	—	250,338
At December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	58,041	45,064	95,582	88,406	505,452	—	792,545
Disposals	—	(1,254)	—	—	—	—	(1,254)
September 30, 2019	288,839	109,499	310,833	203,130	505,452	—	1,417,753

Net book value:
At December 31, 2018	$263,689	$67,714	$172,798	$269,617	$—	$4,549,948	$5,323,766
At September 30, 2019	$281,630	$114,882	$77,216	$297,876	$1,580,392	$7,820,991	$10,172,987